Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Marketable Securities [Abstract]
Current Marketable Securities	$ 13,597	$ 19,152
Noncurrent Marketable Securities	4,502	17,193
Amortized Cost		36,310
Gross Unrealized Gain		36
Gross Unrealized (Losses)		1
Estimated Fair Value		36,345
Available for sale securities, debt maturities, cost basis [Abstract]
Due in one year or less	13,592
Due after one year through two years	4,504
Total available for sale securities, debt maturities, cost basis	18,096
Available for sale securities, debt maturities, fair value [Abstract]
Due in one year or less	13,597
Due after one through two years	4,502
Total available for sale securities, debt maturities, fair value	18,099
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member]
Marketable Securities [Abstract]
Amortized Cost	18,096	31,639
Gross Unrealized Gains	5	36
Gross Unrealized Losses	(2)	(1)
Estimated Fair Value	18,099	31,674
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | Municipal debt securities [Member]
Marketable Securities [Abstract]
Amortized Cost	507	897
Gross Unrealized Gains	1	0
Gross Unrealized Losses	0	0
Estimated Fair Value	508	897
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | U.S. agency debt security [Member]
Marketable Securities [Abstract]
Amortized Cost	2,500	14,501
Gross Unrealized Gains	0	11
Gross Unrealized Losses	(2)	(1)
Estimated Fair Value	2,498	14,511
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | Certificates of deposit [Member]
Marketable Securities [Abstract]
Amortized Cost		38
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Estimated Fair Value		38
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | Corporate debt securities [Member]
Marketable Securities [Abstract]
Amortized Cost	15,089	3,176
Gross Unrealized Gains	4	7
Gross Unrealized Losses	0	0
Estimated Fair Value	15,093	3,183
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | U.S. government debt securities [Member]
Marketable Securities [Abstract]
Amortized Cost		13,027
Gross Unrealized Gains		18
Gross Unrealized Losses		0
Estimated Fair Value		13,045
Categories of Investments, Marketable Securities, Held-to-maturity Securities [Member]
Marketable Securities [Abstract]
Amortized Cost		4,671
Gross Unrealized Gains		0
Gross Unrealized (Losses)		0
Estimated Fair Value		$ 4,671